Contractual Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Lease Payments For Noncancelable Operating Leases	Future lease payments for all noncancelable operating leases as of December 31, 2012 are (in millions):

2013	$11
2014	8
2015	5
2016	3
2017	1
After 2017	1

Schedule of Accruals For Environmental Remediation, Dismantling, and Decontamination

	December 31, 2012			December 31, 2011
(in millions)	Former TEL Plant Site, Louisiana	Houston, Texas Plant Site	Superfund Site, Louisiana	Former TEL Plant Site, Louisiana	Houston, Texas Plant Site	Superfund Site, Louisiana
Accrual, discounted	$5.6	$6.1	$3.2	$6.1	$7.4	$3.1
Accrual, undiscounted	6.9	9.3	4.4	7.7	10.2	4.0
Discount rate for accrual	3%	3%	3%	3%	3%	3%
Expected future payments:
2013	$0.8	$0.8	$0.0
2014	0.8	0.2	0.0
2015	0.6	0.2	0.2
2016	0.5	0.1	0.3
2017	0.5	0.2	0.3
Thereafter	3.7	7.8	3.6